UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2006

Check here if Amendment [  ]; Amendment Number:_____
    This Amendment (Check only one):[  ]  is a restatement.
						[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pope Asset Management LLC
Address:	5100 Poplar Avenue, Suite 805
		Memphis, TN  38137

Form 13F File Number:	28-10004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Alison Hill
Title:			Chief Compliance OFficer
Phone:			901-763-4001
Signature, 			Place, 				Date of Signing:
William P. Wells	Memphis, Tennessee		5/5/2006

Report Type(Check only one):
				[ X ]  13F HOLDINGS REPORT.
				[   ]  13F NOTICE.
				[   ]  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	1
Form 13F Information Table Entry Total:	55
Form 13F Information Table Value Total:	226482

List of Other Included Managers:

No. 13F File Number		Name

01	28-06557			Capital Strategies Advisors, Inc.

FORM 13F INFORMATION TABLE									VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$1000)	SHARES/PRN AMT	SH/PRN	PUT/CALL	INVSTMT DSCRETN	OTHER MNGRS	SOLE	SHARED	NONE
Adastra Minerals Inc Common 006515100 46 19000SH Sole 19000 0
Asiapharm Group Ltd Common G06219102 6198 13188000SH Sole 13188000 0
Asiapharm Group Ltd Common G06219102 1092 2325000SH Other 01 0 2325000
Chaoda Modern Agric Common G2046Q107 26785 34078125SH Sole 34078125 0
Chaoda Modern Agric Common G2046Q107 4726 6012795SH Other 01 0 6012795
Chevrontexaco Common 166764100 255 4400SH Sole 4400 0
Cia Brasileira De Petro Common P25687115 20618 1376700SH Sole 1376700 0
Cia Brasileira De Petro Common P25687115 3804 254000SH Other 01 0 254000
Cornerstone Inds Common	21924X106 157 123000 SH Sole 123000 0
Daqing Petroleum Andchemi Common G2656D107 9999	163920000SH Sole 163920000 0
Daqing Petroleum Andchemi Common G2656D107 1813	29725000SH Other 01 0 29725000
Dnb Nor Asa Common R1812S105 16071 1195180SH Sole 1195180 0
Dnb Nor Asa Common R1812S105 2743 204000SH Other 01 0 204000
Eiker Sparebank Asa Common R1984E108 493 15485SH Sole 15485 0
Eiker Sparebank Asa Common R1984E108 76	2400SH Other 01 0 2400
Exxon Mobil Corporation Common	30231G102 213 3500SH Sole 3500 0
Freeport-Mcmoran Copper Preferred D 35671D865 324 56300SH Sole 56300 0
Fushi Intl Inc Common 36113C101 3065 1035715SH Sole 1035715 0
Fushi Intl Inc Common 36113C101 483 163372SH Other 01 0	163372
Gwangju Shinsegae Common Y29649103 422 2850SH Sole 2850	0
Gwangju Shinsegae Common Y29649103 207 1400SH Other 01 0 1400
Heng Tai Consumables Common G44035106 8554 65300000SH Sole 65300000 0
Heng Tai Consumables Common G44035106 1528 11668010SH Other 01 0 11668010
Intrawest Corporation Sponsored ADR 460915200 868 25400SH Sole 25400 0
Intrawest Corporation Sponsored ADR 460915200 174 5100SH Other 01 0 5100
Murphy Oil Corp Common 626717102 398 8000SH Sole 8000 0
People S Food Holdings Common G7000R108 9831 12335600SH Sole 12335600 0
People S Food Holdings Common G7000R108 1733 2175000SH Other 01 0 2175000
Petrochina Sponsored ADR 71646E100 9860	93950SH Sole 93950 0
Petrochina Sponsored ADR 71646E100 2119	20200SH Other 01 0 20200
S1 Corporation Common Y75435100 13400 303510SH Sole 303510 0
S1 Corporation Common Y75435100 2591 58700SH Other 01 0 58700
Sandnes Sparebank Common R74676108 242 7500SH Sole 7500	0
Singapore Reinsuranc Common Y7996A101 1250 6130000SH Sole 6130000 0
Singapore Reinsuranc Common Y7996A101 177 870000SH Other 01 0 870000
Sinolink Worldwide Common G8165B102 19761 53410800SH Sole 53410800 0
Sinolink Worldwide Common G8165B102 3639 9836000SH Other 01 0 9836000
Sparebanken Midt Norge Common R82401101 498 42500SH Sole 42500 0
Sparebanken Nord Norge Common R8288N106 1932 91404SH Sole 91404	0
Sparebanken Nord Norge Common R8288N106 139 6600SH Other 01 0 6600
Sparebanken Vest As Prima Common R8323C107 204 7100SH Sole 7100	0
Swisscom Sponsored ADR 871013108 361 19500SH Sole 19500	0
Swisscom Sponsored ADR 871013108 161 5000SH Other 01 0 5000
Tenon Ltd Common Q8983K127 2454	1184428SH Sole 1184428	0
Tenon Ltd Common Q8983K127 289 139500SH Other 01 0 139500
Tim Participacoes Sponsored ADR	88706P106 29953	808900SH Sole 808900 0
Tim Participacoes Sponsored ADR	88706P106 4839 130700SH Other 01 0 130700
Tim Participacoes Preferred B P91536204 576 144210500SH Sole 144210500	0
Tim Participacoes Preferred B P91536204 57 14421050SH Sole 0 14421050
Totens Sparebank Common	R92151100 1375 43000SH Sole 43000 0
Totens Sparebank Common	R92151100 220 6900SH Other 01 0	6900
United Food Holdings Common G9232V105 3770 23866500SH Sole 23866500 0
United Food Holdings Common G9232V105 635 4023700SH Other 01 0 4023700
Wah Sang Gas Common G9419C128 2788 34008000SH Sole 34008000 0
Wah Sang Gas Common G9419C128 516 6300000SH Other 01 0 6300000
        			226482